Fees Summary	Oct. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,583,000
Previously Paid Amount	0.00
Total Fee Amount	572.72
Total Offset Amount	0.00
Net Fee	572.72
Narrative - Max Aggregate Offering Price	$ 6,583,000
Final Prospectus	true